Events after the reporting period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting period

37.         Events after the reporting period

On March 27, 2024, through Annual Shareholders General Meeting, the shareholders agreed to distribute dividends for an amount of US$20,000,000 that are scheduled to be paid on May 03, 2024.

In addition to the event mentioned in the previous paragraph, and the ones disclosed in notes 1(b), 10(b) and 31(d), no other significant events were identified that have occurred between the reporting period and the issuance date of the financial statements that must be disclosed.

In accordance with International Financial Reporting Standards - IFRS, the accompanying financial statements were prepared based on the conditions existing as of December 31, 2023 and considering those events that occurred after that date that provided evidence of conditions that existed at the end of the reporting period up to their issuance date.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting period

26.   Subsequent events

Since December 31, 2023, and through the date these financial statements were issued, no material events have occurred that may affect the interpretation of these financial statements.